Property, Plant and Equipment - Summary of Estimated Useful Life of Property Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	$ 176,650	$ 175,470	$ 161,297
Land, buildings and improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	40 years
Property,plant and equipment	$ 6,316
Equipment and other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	20 years
Property,plant and equipment	$ 75,002
Buildings and improvements, equipment and other assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	81,318
Buildings and improvements, equipment and other assets [Member] | Units of production method [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	$ 10,153
Buildings and improvements, equipment and other assets [Member] | 5 years or less [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years or less
Property,plant and equipment	$ 1,120
Buildings and improvements, equipment and other assets [Member] | 6-10 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	6—10 years
Property,plant and equipment	$ 4,751
Buildings and improvements, equipment and other assets [Member] | 11-15 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	$ 671
Buildings and improvements, equipment and other assets [Member] | 16-20 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	16—20 years
Property,plant and equipment	$ 24,400
Buildings and improvements, equipment and other assets [Member] | 21-25 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	21—25 years
Property,plant and equipment	$ 12,741
Buildings and improvements, equipment and other assets [Member] | 25-30 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	25—30 years
Property,plant and equipment	$ 10,088
Buildings and improvements, equipment and other assets [Member] | 30 years or more [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	30 years or more
Property,plant and equipment	$ 17,394
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	267,529	256,769
Cost [member] | Land, buildings and improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	9,565
Cost [member] | Equipment and other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	128,603
Cost [member] | Buildings and improvements, equipment and other assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	138,168
Cost [member] | Buildings and improvements, equipment and other assets [Member] | Units of production method [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	25,326
Cost [member] | Buildings and improvements, equipment and other assets [Member] | 5 years or less [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	4,017
Cost [member] | Buildings and improvements, equipment and other assets [Member] | 6-10 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	11,592
Cost [member] | Buildings and improvements, equipment and other assets [Member] | 11-15 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	1,379
Cost [member] | Buildings and improvements, equipment and other assets [Member] | 16-20 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	38,961
Cost [member] | Buildings and improvements, equipment and other assets [Member] | 21-25 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	18,879
Cost [member] | Buildings and improvements, equipment and other assets [Member] | 25-30 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	13,984
Cost [member] | Buildings and improvements, equipment and other assets [Member] | 30 years or more [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	24,030
Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(90,879)	$ (81,299)
Accumulated depreciation, amortization and depletion [member] | Land, buildings and improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(3,249)
Accumulated depreciation, amortization and depletion [member] | Equipment and other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(53,601)
Accumulated depreciation, amortization and depletion [member] | Buildings and improvements, equipment and other assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(56,850)
Accumulated depreciation, amortization and depletion [member] | Buildings and improvements, equipment and other assets [Member] | Units of production method [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(15,173)
Accumulated depreciation, amortization and depletion [member] | Buildings and improvements, equipment and other assets [Member] | 5 years or less [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(2,897)
Accumulated depreciation, amortization and depletion [member] | Buildings and improvements, equipment and other assets [Member] | 6-10 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(6,841)
Accumulated depreciation, amortization and depletion [member] | Buildings and improvements, equipment and other assets [Member] | 11-15 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(708)
Accumulated depreciation, amortization and depletion [member] | Buildings and improvements, equipment and other assets [Member] | 16-20 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(14,561)
Accumulated depreciation, amortization and depletion [member] | Buildings and improvements, equipment and other assets [Member] | 21-25 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(6,138)
Accumulated depreciation, amortization and depletion [member] | Buildings and improvements, equipment and other assets [Member] | 25-30 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(3,896)
Accumulated depreciation, amortization and depletion [member] | Buildings and improvements, equipment and other assets [Member] | 30 years or more [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	$ (6,636)